NOTE 13 - Share based compensation: Schedule of Assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
Dec. 31, 2024
Expected volatility	50.00%
Expected dividend yield	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.26%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.58%